Sale of Business - Summary of Disposal of Net Assets (Details) - Sale of Business $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Disposal Of Net Assets [Line Items]
Cash and cash equivalents	$ 6,790
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	144,551
Total identifiable net assets	479,365
Total consideration received	553,018
Gain on sale of business	73,653
Trade and other receivables
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	77,877
Inventoried supplies and prepaid expenses
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	7,856
Property, plant and equipment
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	321,123
Right-of-use assets
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	3,203
Intangible assets
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	42,599
Goodwill
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	144,551
Other assets
Disclosure Of Disposal Of Net Assets [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	306
Accumulated other comprehensive income
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	2,737
Trade and other payables
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(46,776)
Income tax payable
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(564)
Employee Benefits
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(1,302)
Provisions
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(1,465)
Lease liabilities
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	(3,129)
Deferred Tax Liabilities
Disclosure Of Disposal Of Net Assets [Line Items]
Liabilities in subsidiary or businesses acquired or disposed	$ (74,441)